Expense Example	Dec. 24, 2025 USD ($)
Longview Advantage Fixed Income ETF | Longview Advantage Fixed Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	103
Longview Advantage Real Estate ETF | Longview Advantage Real Estate ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 109